Average Annual Total Returns - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - Fidelity Natural Resources Fund
Apr. 29, 2025
Fidelity Natural Resources Fund | Return Before Taxes
Average Annual Return:
Past 1 year	3.76%
Past 5 years	11.43%
Past 10 years	4.68%
Fidelity Natural Resources Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.39%
Past 5 years	10.96%
Past 10 years	4.32%
Fidelity Natural Resources Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.49%
Past 5 years	9.03%
Past 10 years	3.64%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
GS006
Average Annual Return:
Past 1 year	8.11%
Past 5 years	11.23%
Past 10 years	4.72%